CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Profit or loss [abstract]
LOSS FOR THE YEAR	$ (1,757)	¥ (12,443)	¥ (22,296)	¥ (54,971)
Other comprehensive income/(loss) that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(396)	(2,810)	(8,094)	3,252
Other comprehensive (loss)/income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	201	1,421	9,593	(10,909)
Total other comprehensive (loss)/income for the year, net of tax	(195)	(1,389)	1,499	(7,657)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,952)	(13,832)	(20,797)	(62,628)
Owners of the Company
From continuing operations	(1,371)	(9,726)	(21,839)	(51,542)
From discontinued operations	(778)	(5,504)	(1,285)	(4,267)
Non-controlling interests
From continuing operations
From discontinued operations	197	1,398	2,327	(6,819)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (1,952)	¥ (13,832)	¥ (20,797)	¥ (62,628)